American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2025

Emerging Markets Fund - Schedule of Investments
FEBRUARY 28, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.1%
Argentina — 0.2%
Vista Energy SAB de CV, ADR(1)	66,279	3,365,648
Brazil — 6.1%
Banco BTG Pactual SA	3,089,100	16,653,169
Embraer SA, ADR(1)	901,291	42,946,516
NU Holdings Ltd., Class A(1)	1,911,584	20,549,528
PRIO SA(1)	1,519,500	9,977,473
WEG SA	1,674,200	13,799,891
		103,926,577
China — 31.6%
Alibaba Group Holding Ltd., ADR	401,616	53,218,136
BYD Co. Ltd., H Shares	827,000	39,630,424
China Construction Bank Corp., H Shares	52,342,000	44,405,336
China Railway Group Ltd., H Shares	18,300,000	9,027,633
China State Construction International Holdings Ltd.	17,886,000	27,317,280
Contemporary Amperex Technology Co. Ltd., Class A	500,960	18,245,096
Henan Pinggao Electric Co. Ltd., Class A	4,019,320	8,622,521
Industrial & Commercial Bank of China Ltd., H Shares	30,304,740	21,460,976
Kweichow Moutai Co. Ltd., A Shares	48,110	9,937,217
Meituan, Class B(1)	1,900,740	39,685,617
NetEase, Inc.	1,733,600	34,514,931
Ping An Insurance Group Co. of China Ltd., H Shares	4,465,000	26,465,179
Sunny Optical Technology Group Co. Ltd.	1,299,600	14,554,456
Tencent Holdings Ltd.	1,610,400	99,114,493
Trip.com Group Ltd.(1)	634,100	35,861,294
Xiaomi Corp., Class B(1)	8,852,200	59,261,177
		541,321,766
Hungary — 1.1%
OTP Bank Nyrt	294,968	18,103,467
India — 14.4%
Apollo Hospitals Enterprise Ltd.	261,095	18,118,966
Bajaj Auto Ltd.	86,287	7,822,779
DLF Ltd.	1,806,583	13,212,369
Godrej Consumer Products Ltd.	710,547	8,190,845
HDFC Bank Ltd.	1,123,844	22,369,266
ICICI Bank Ltd., ADR	1,556,538	43,396,279
Infosys Ltd., ADR(2)	1,690,959	33,988,276
InterGlobe Aviation Ltd.(1)	296,502	15,239,191
MakeMyTrip Ltd.(1)	167,738	16,146,460
Reliance Industries Ltd.	1,582,064	21,797,631
Sun Pharmaceutical Industries Ltd.	1,618,642	29,520,347
Varun Beverages Ltd.	1,630,640	8,150,345
Zomato Ltd.(1)	3,519,851	8,990,074
		246,942,828
Indonesia — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT	45,326,900	9,291,625
Malaysia — 1.7%
CIMB Group Holdings Bhd.	16,240,609	28,524,099
Mexico — 1.9%
Cemex SAB de CV, ADR	1,575,956	9,770,927

Fomento Economico Mexicano SAB de CV, ADR	92,522	8,704,470
Gruma SAB de CV, B Shares(2)	851,422	14,679,304
		33,154,701
Peru — 1.5%
Credicorp Ltd.	144,262	26,402,831
Philippines — 0.8%
BDO Unibank, Inc.	4,953,860	12,836,492
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 4.3%
Al Rajhi Bank	1,049,257	27,926,013
Alinma Bank	1,800,910	14,551,062
Elm Co.	81,712	23,178,650
Saudi Arabian Oil Co.	1,197,302	8,654,129
		74,309,854
Singapore — 1.1%
Sea Ltd., ADR(1)	142,022	18,075,140
South Africa — 3.3%
Capitec Bank Holdings Ltd.	213,426	35,072,875
Naspers Ltd., N Shares	46,266	10,983,216
Shoprite Holdings Ltd.	726,501	10,572,318
		56,628,409
South Korea — 7.9%
HD Hyundai Electric Co. Ltd.	57,011	12,897,444
HYBE Co. Ltd.(1)	69,174	12,221,294
Hyundai Motor Co.	52,066	6,903,728
Hyundai Rotem Co. Ltd.(1)	193,538	10,378,905
KB Financial Group, Inc.	353,100	18,943,411
Samsung Biologics Co. Ltd.(1)	17,800	13,627,926
Samsung Electronics Co. Ltd.	1,353,142	50,635,068
SK Hynix, Inc.	76,473	10,148,794
		135,756,570
Taiwan — 16.6%
Asustek Computer, Inc.	715,000	14,633,641
Delta Electronics, Inc.	1,358,000	16,305,490
E Ink Holdings, Inc.	1,754,000	14,469,344
E.Sun Financial Holding Co. Ltd.	15,054,286	13,280,483
Kinik Co.	774,000	6,324,505
MediaTek, Inc.	729,000	32,607,566
Quanta Computer, Inc.(2)	1,081,000	8,011,413
Taiwan Semiconductor Manufacturing Co. Ltd.	5,487,713	167,380,697
Wiwynn Corp.	181,000	10,578,694
		283,591,833
Thailand — 1.7%
CP ALL PCL	5,004,500	7,925,148
Minor International PCL	16,056,900	13,410,454
PTT Exploration & Production PCL	2,357,800	7,413,869
		28,749,471
Turkey — 1.1%
BIM Birlesik Magazalar AS(2)	1,393,170	19,334,592
United Arab Emirates — 2.8%
Abu Dhabi Islamic Bank PJSC	1,920,274	8,892,155
Emaar Properties PJSC	10,763,408	39,758,844
		48,650,999

United States — 1.4%
MercadoLibre, Inc.(1)	11,603	24,620,058
TOTAL COMMON STOCKS (Cost $1,142,499,059)		1,713,586,961
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio(4) (Cost $44,745,303)	44,745,303	44,745,303
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $1,187,244,362)		1,758,332,264
OTHER ASSETS AND LIABILITIES — (2.7)%		(45,928,309)
TOTAL NET ASSETS — 100.0%		$1,712,403,955

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.6%
Financials	23.9%
Consumer Discretionary	15.0%
Industrials	9.6%
Communication Services	9.6%
Consumer Staples	5.1%
Health Care	3.6%
Real Estate	3.1%
Energy	3.0%
Materials	0.6%
Short-Term Investments	2.6%
Other Assets and Liabilities	(2.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $48,211,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $50,302,125, which includes securities collateral of $5,556,822.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$3,365,648	—	—
Brazil	63,496,044	$40,430,533	—
China	53,218,136	488,103,630	—
India	93,531,015	153,411,813	—
Mexico	18,475,397	14,679,304	—
Peru	26,402,831	—	—
Singapore	18,075,140	—	—
United States	24,620,058	—	—
Other Countries	—	715,777,412	—
Short-Term Investments	44,745,303	—	—
	$345,929,572	$1,412,402,692	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.